SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Total revenue	$ 9,301,722	¥ 65,760,651	¥ 102,384,327	¥ 84,712,046
Automation product and software [Member]
Total revenue	7,272,390	51,413,830	63,577,177	18,989,924
Equipment and accessories [Member]
Total revenue	2,011,764	14,222,623	23,951,132	63,960,425
Oilfield environmental protection [Member]
Total revenue	$ 17,568	¥ 124,198	¥ 14,856,018	¥ 1,761,697